Revenue	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue
10.	Revenue
During the six months ended June 30, 2022 and 2021, the Company recognized revenue over time under each of its research and development agreements (R&D Agreements) as its performance obligations were satisfied. Variable consideration, such as development and regulatory milestones previously constrained is recognized to the extent a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Revenue recognized for the six months ended June 30, 2022 and 2021, was earned under the Company’s R&D Agreements and is summarized below based on the nature of payment type (in thousands):

Timing of Transfer of Goods or Services	License Fees	Reimbursements	R&D Services	Total
Over time
2022	$1,447	$168	$1,297	$2,912
2021	$3.390	$733	$1,009	$5,132
Remaining Performance Obligations and Deferred Revenue
As of June 30, 2022 and December 31, 2021, unsatisfied remaining performance obligations for minimum full-time equivalent (FTE) services expected to be provided over the next nine months and ten months to two years, respectively, under the Company’s R&D Agreements totaled $0.6 million and $1.2 million, respectively.
In addition, as of June 30, 2022 and December 31, 2021, the Company had deferred revenue of $4.2 million and $5.7 million, respectively, related to its remaining performance obligations to be satisfied over the next approximately eight months to three and one-half
years and one to four years, respectively, which were primarily related to (i) the combined performance obligation for the transfer of Company’s license and R&D services and (ii) conducting R&D activities which are a separate performance obligation in our contracts pursuant to research plans under the agreements.
R&D Agreements
Zhejiang Medicine Co. Ltd. (ZMC)
In June 2013, the Company entered into a
co-development
and license agreement with Zhejiang Medicine Co. Ltd. to develop and commercialize ARX788, (the ZMC Agreement). In March 2019, the ZMC Agreement was transferred to NovoCodex Biopharmaceutical Ltd (NovoCodex), a subsidiary of ZMC. Under the ZMC Agreement, both companies will continue the development of ARX788. ZMC is responsible, at its sole expense, for making commercially reasonable efforts to develop, obtain regulatory approval for and commercialize the licensed products in China and fund the development of the product in Australia or other jurisdictions approved by a joint steering committee through Phase 1 clinical trials. ZMC will receive commercial rights in China while Ambrx retains commercial rights outside of China and will receive low double-digit tiered royalties on sales of the product in China.
Under the terms of the ZMC Agreement, as amended, ZMC received an exclusive right and license for the prevention, and treatment of human diseases and conditions associated with αHer2 with the right to grant sublicenses under Ambrx existing patents and know how. Under the agreement the Company is entitled to receive tiered royalties based on aggregate net sales of ARX788 in the People’s Republic of China (PRC). In addition, the Company is obligated to pay ZMC a percentage range of any sublicensing profit that it may receive outside the PRC, or a percentage range on any net sales the Company may receive from sales of ARX788 outside the PRC.
BeiGene Ltd. (BeiGene)
In March 2019, the Company entered into a collaboration and exclusive license agreement with BeiGene for the development and commercialization of next-generation biologics drugs (the BeiGene Agreement) and received an upfront license payment to fund the initial discovery and research activities of $10.0 million. Under the terms of the BeiGene Agreement, BeiGene will have worldwide rights to develop and commercialize any drug products resulting from the collaboration. BeiGene may terminate the BeiGene Agreement upon three months’ written notice. The Company or BeiGene may terminate the BeiGene Agreement for cause for safety reasons or upon other party’s material breach that remains uncured after receipt of notice thereof, or upon certain bankruptcy or insolvency proceedings. The Company may also terminate the BeiGene Agreement for cause due to BeiGene’s failure to use commercially reasonable efforts in the development and commercialization of products.

The Company is eligible to receive payments for R&D services performed by its employees based on the annual rate per FTE defined in the agreement, for a minimum of two and up to 25 FTEs. BeiGene will reimburse third-party costs incurred by the Company as agreed to per the BeiGene Agreement. The Company is also eligible to receive additional upfront payments if BeiGene elects to initiate additional programs and milestone payments upon achievement of certain potential development, regulatory, and sales-based milestones for all programs. The Company is also entitled to receive tiered royalties on a product-by-product
basis on aggregate worldwide net sales of each product.
At inception and through June 30, 2022, the license to the Company’s intellectual property and R&D services performed by the Company are combined as a single performance obligation. Accordingly, the Company recognizes revenue for the transaction price based upon efforts or inputs to satisfy its performance obligation relative to the total expected inputs. Due to the uncertainty in the achievement of the development and regulatory milestones, the variable consideration associated with these future milestone payments has been fully constrained (excluded) from the transaction price until such time that the Company concludes that it is probable that a significant reversal of previously recognized revenue will not occur. These estimates are re-assessed
at each reporting period.
NovoCodex Biopharmaceuticals Ltd. (NovoCodex)
In October 2019, the Company entered into a
co-development
and commercialization agreement with NovoCodex, a majority owned company of ZMC, to develop and commercialize Ambrx’s internally developed site-specific ADCs (the NovoCodex Agreement), and received an upfront, non-refundable,
and
non-creditable
payment of $2.0 million. The license to the Company’s intellectual property and R&D services performed by the Company until the initial manufacturing run or technology transfer are combined as a single performance obligation. R&D services performed after the initial manufacturing run or technology transfer are considered to represent a separate performance obligation. NovoCodex may terminate the NovoCodex Agreement upon six months’ written notice. The Company or NovoCodex may terminate the NovoCodex Agreement for cause for safety reasons or upon other party’s material breach that remains uncured after receipt of notice thereof, or upon certain bankruptcy or insolvency proceedings. The Company may also terminate the NovoCodex Agreement for cause due to NovoCodex’s failure to use commercially reasonable efforts in the development and commercialization of products.
Under the terms of the NovoCodex Agreement, NovoCodex is responsible for developing and commercializing ARX305 in China while Ambrx is responsible for developing and commercializing ARX305 outside of China. NovoCodex will fund global development activities through the end of Phase 1 clinical trials. The Company is eligible to receive payments for R&D services for a minimum of one FTE based on the annual rate defined in the agreement. The Company is eligible to receive milestone payments upon achievement of certain clinical development milestone. The Company is also eligible to receive tiered royalties on a product-by-product
basis on aggregate worldwide net sales of each product. NovoCodex is also eligible to share in a portion of ARX305 product sales outside of China. In the event the Company transfers or licenses the Phase 1 clinical data to a third party, NovoCodex is entitled to royalties on aggregate net sales of ARX305 outside of China.
At inception and through June 30, 2022, the Company has identified two performance obligations for all promises under the NovoCodex Agreement. Accordingly, the Company recognizes revenue for the transaction price based upon efforts or inputs to satisfy its performance obligations relative to the total expected inputs. Due to the uncertainty in the achievement of the development milestones, the variable consideration associated with these future milestone payments has been fully constrained (excluded) from the transaction price until such time that the Company concludes that it is probable that a significant reversal of previously recognized revenue will not occur. These estimates are re-assessed
at each reporting period.
Sino Biopharmaceutical Co., Ltd. (Sino Biopharma)
In January 2020, the Company entered into a
co-development
and license agreement with Sino Biopharma pursuant to which the Company (i) assigned to Sino Biopharma existing and future patent rights in the People’s Republic of China ((inclusive of Hong Kong, Macau and Taiwan) the Sino Territory) to ARX822 and ARX102 (each a preclinical compound) and (ii) granted exclusive rights and licenses in the Sino Territory to develop and manufacture ARX822 and ARX102 (the Sino Agreement). Sino Biopharma is solely responsible, at its own expense, for marketing, selling, offering for sale, distributing, promoting and otherwise commercializing the products in the Sino Territory. Sino Biopharma shall use commercially reasonable efforts to obtain regulatory approval for and commercialize each product. Sino Biopharma may terminate the Sino Agreement upon six months’ written notice.
Under the terms of Sino Agreement, the Company received an upfront payment of $10.0 million, which was initially subject to refund by the Company to Sino Biopharma for nonperformance; however, as of December 31, 2020, the upfront payment is no longer subject to refund. Sino Biopharma is solely responsible for costs associated with the IND enabling activities and for providing the Company with study drug for up to 100 patients enrolled in a Phase 1 clinical trial for each ARX822 and ARX102, if any. The Company is also eligible to receive milestone payments upon achievement of certain potential development and regulatory milestones for each program. The Company is also entitled to receive tiered royalties on a product-by-product
basis on aggregate worldwide net sales of each product. With respect to each licensed product, the royalty term will terminate 12 years after the first commercial sale of such licensed product in the PRC.

At inception and through June 30, 2022, the Company has identified one performance obligation per each preclinical compound for all promises under the agreement. Accordingly, the Company recognizes revenue for the transaction price based upon efforts or inputs to satisfy its performance obligations relative to the total expected inputs. Due to the uncertainty in the achievement of the development and regulatory milestones, the variable consideration associated with these future milestone payments has been fully constrained (excluded) from the transaction price until such time that the Company concludes that it is probable that a significant reversal of previously recognized revenue will not occur. These estimates are re-assessed
at each reporting period.
Under the Sino Agreement, Sino Biopharma is solely responsible for providing the Company with study drug for the treatment of up to 100 patients, if any, enrolled in a Phase 1 clinical trial for each ARX822 and ARX102, which the Company considers to be noncash consideration. At inception of the agreement, the Company estimated the fair value of noncash consideration. Subsequent changes in the fair value of the noncash consideration, other than those attributable to a change in the form of the noncash consideration, are considered variable consideration and are included in the transaction price. Noncash consideration will be added to in the transaction price to the extent a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the noncash consideration is subsequently resolved. Receipt of the study drug is not considered probable of being achieved until enrollment of either or both Phase 1 clinical trials for ARX822 and ARX102 commences. Any such adjustments are recorded on a cumulative catch-up
basis in the period of adjustment. As of June 30, 2022, the noncash consideration has not been included in the transaction price.
Contract Balances (in thousands):

	January 1, 2021	December 31, 2021	June 30, 2022
Receivables, included in accounts receivable, net	$428	$1,239	$1,466
Contract assets, included in prepaid expenses and other current assets	98	149	—
Contract liabilities included in deferred revenue, current and deferred revenue net of current portion	9,731	5,648	4,246
During the six months ended June 30, 2022 and 2021, the Company did not recognize revenue from performance obligations satisfied (or partially satisfied) in previous periods. Contract assets (amounts unbilled) at the end of the reporting period, if any, are transferred to accounts receivables, net when the rights of receipt become unconditional.
The following table summarizes unrecognized contract liabilities (remaining performance obligations) to be satisfied over the next one to three years, which are primarily related to (i) the combined performance obligation for the transfer of Company’s license and R&D services and (ii) conducting R&D activities which are a separate performance obligation in the Company’s contracts pursuant to research plans under the agreements (in thousands):

	June 30, 2022	December 31, 2021

Beginning balance	$5,648	$9,731
Upfront fees:
License fees	—	—
Recognized as revenue:
License fees	(1,298)	(3,548)
Reimbursements	(104)	(535)

Ending balance	$4,246	$5,648